NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund	NVIT J.P. Morgan Large Cap Growth Fund
NVIT Amundi Multi Sector Bond Fund	NVIT J.P. Morgan MozaicSM Multi-Asset Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT BNY Mellon Core Plus Bond Fund	NVIT Jacobs Levy Large Cap Core Fund (formerly,
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Neuberger Berman Multi Cap Opportunities Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT Bond Index Fund	NVIT Loomis Short Term Bond Fund (formerly, NVIT
NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon	Short Term Bond Fund)
Sustainable U.S. Equity Fund)	NVIT Mid Cap Index Fund
NVIT Columbia Overseas Value Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Emerging Markets Fund	NVIT Multi-Manager Small Company Fund
NVIT Federated High Income Bond Fund	NVIT NS Partners International Focused Growth Fund
NVIT Government Bond Fund	(formerly, NVIT AllianzGI International Growth Fund)
NVIT Government Money Market Fund	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Small Cap Index Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund

Supplement dated December 7, 2023

to the Statement of Additional Information (“SAI”) dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Jacobs Levy Large Cap Growth Fund (the “Fund)

Effective January 1, 2024, the SAI is amended as follows:

1.	The information relating to the Fund in the table under the heading “Investment Adviser” beginning on page 69 of the SAI is deleted in its entirety and replaced with the following:

Funds of the Trust	Advisory Fees
NVIT Jacobs Levy Large Cap Growth Fund	0.40% on assets up to $1 billion 0.35% on assets of $1 billion and more

2.	The information relating to the Fund under the heading “Limitation of Fund Expenses” beginning on page 71 of the SAI is deleted in its entirety and replaced with the following:

NVIT Jacobs Levy Large Cap Growth Fund to 0.45% until April 30, 2025

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE